Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (12,019)	$ (5,559)	$ (4,933)	$ (3,864)	$ (4,724)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	2,619	2,101	2,903	2,061	3,370
Bad debt expense	221	37	162	71	125
Deferred income taxes			30	49	41
Change in fair value of preferred stock warrants	1,052	68	5	261	47
Accretion of debt discount	449	211	372	9	9
Non-cash stock-based compensation expense	1,433	393	638	200	334
Change in lease incentive obligation	(15)	(16)	(21)	114	(88)
Amortization of debt issuance costs	33	45	57	29	39
Change in deferred rent	126	491	544	302	(100)
Loss (gain) on disposal of furniture and equipment			0	(1)	13
Changes in assets and liabilities:
Accounts receivable	(1,503)	(362)	(1,966)	(1,537)	(1,316)
Prepaid expenses and other assets	63	(322)	(1,102)	(809)	94
Restricted cash	0	153	199	0	(13)
Accounts payable and accrued expenses	2,278	(209)	381	1,365	(82)
Deferred revenue	4,227	3,791	3,922	1,911	1,468
Net cash (used in) provided by operating activities	(1,036)	822	1,191	161	(783)
Cash flows from investing activities
Purchases of property and equipment	(1,990)	(1,841)	(2,094)	(1,723)	(912)
Payment of internal-use software development costs	962	150
Net cash used in investing activities	(2,952)	(1,991)	(2,094)	(1,723)	(912)
Cash flows from financing activities
Proceeds from initial public offering, net of underwriting discounts and commissions	86,095	0
Proceeds from issuance of debt, net of debt issuance costs	0	4,896	9,873	1,000	179
Repayment of debt and capital leases	(919)	(1,160)	(1,548)	(1,541)	(1,487)
Payment of deferred offering costs	(2,474)	0	(1,548)	0	0
Proceeds from exercise of stock options	879	101	222	98	89
Repurchase and retirement of common stock			(193)	0	0
Net cash provided by (used in) financing activities	83,581	3,837	6,806	(443)	(1,219)
Effect of currency exchange rate changes on cash	(171)	(22)	(36)	64	(48)
Net increase (decrease) in cash	79,422	2,646	5,867	(1,941)	(2,962)
Cash, beginning of period	10,865	4,998	4,998	6,939	9,901
Cash, end of period	90,287	7,644	10,865	4,998	6,939
Supplemental disclosure of cash flow information
Cash paid for interest	1,138	436	614	376	413
Cash paid for income taxes	89	64	64	18	7
Supplemental disclosure of noncash investing and financing activities
Conversion of redeemable convertible preferred stock to common stock	91,150	0
Conversion of preferred stock warrant to common stock warrant	3,632	0
Accretion of issuance costs on redeemable convertible preferred stock	0	15	15	50	52
Deferred offering costs included in accounts payable and accrued expenses	108	367	743	0	0
Accrued capital expenditures	526	0	0	433	729
Capital lease obligations entered into for the purchase of fixed assets	$ 1,454	$ 2,014	$ 2,014	$ 98	$ 0